Income Taxes - Schedule of Deferred Tax Liabilities (Details) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Intangible assets	$ 4,120	$ 6,096
Right-of-use assets	197	290
Deferred tax liability (asset), Total	$ 4,317	$ 6,386